Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended		15 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Property and Equipment, Net
Property and equipment, gross	$ 10,858,818		$ 2,359,704	$ 2,203,074	$ 10,858,818
Less accumulated depreciation	1,148,306		240,570	79,646	1,148,306
Property and equipment, excluding construction in progress	9,710,512		2,119,134		9,710,512
Construction in progress	1,002,643				1,002,643
Property and equipment, net	10,713,155		2,119,134	2,123,428	10,713,155
Depreciation	907,736	$ 35,827	160,924	79,646
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	$ 2,424,079		$ 847,217	847,217	2,424,079
Machinery and tooling
Property, Plant and Equipment [Line Items]
Useful life (in years)	7 years		7 years
Property and Equipment, Net
Property and equipment, gross	$ 7,741,001		$ 1,270,652	1,123,391	7,741,001
Furniture and equipment
Property and Equipment, Net
Property and equipment, gross	260,571		$ 241,835	$ 232,466	$ 260,571
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)			3 years		3 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)			10 years		10 years
Software
Property and Equipment, Net
Property and equipment, gross	$ 433,167				$ 433,167
Software | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	2 years		2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years		3 years